Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Related Party Transactions
Teekay and its wholly owned subsidiary and the Company’s manager, Teekay Tankers Management Services Ltd. (the Manager), provide commercial, technical, strategic and administrative services to the Company. In addition, certain of the Company’s vessels participate in pooling arrangements that are managed by entities owned in whole or in part by subsidiaries of Teekay Corporation (collectively the Pool Managers). Such related party transactions were as follows:

	Year Ended December 31,
	2012 $	2011 $	2010 $
Time charter revenues(i)	14,604	3,873	6,872
Pool management fees and commissions(ii)	3,565	2,674	2,778
Commercial management fees(iii)	1,118	982	970
Vessel operating expenses - crew training	2,870	2,263	1,858
General and administrative(iv)	9,871	6,484	4,680
General and administrative - Dropdown Predecessor(note 1)	2,567	7,516	10,163
Interest expense - Dropdown Predecessor (note 1)	11,660	36,354	45,924

(i)	The Company has chartered-out the Pinnacle Spirit and Summit Spirit to Teekay under fixed-rate time-charter contracts, which expire in 2014. In addition, the Company chartered-out to Teekay, the Nassau Spirit under a two-year contract that expired in July 2010.
(ii)	The Company’s share of the Pool Managers’ fees which are reflected as a reduction to net pool revenues from affiliates.
(iii)	The Manager’s commercial management fees for vessels on time-charter contracts, which are reflected in voyage expenses.
(iv)	The Manager’s technical, strategic and administrative service fees.